INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of income tax recognized in net (loss) income

	Years ended
	December 31
	2020	2019
Current tax expense	$7,392	$1,183
Deferred tax recovery	(1,332)	—
Income tax expense	$6,060	$1,183

Schedule of income tax expense differs from the amount that would result from applying the federal and provincial income tax rates to the income before income taxes

	Years ended
	December 31
	2020	2019
Income (loss) before income taxes	$29,779	$(6,484)
Statutory tax rate	27%	27%
Expected income tax expense (recovery)	$8,040	$(1,751)

Increase (decrease) due to:
Foreign tax rate differences	583	210
Non-deductible expenses	448	318
Withholding taxes	548	319
Change in unrecognized temporary differences	(2,970)	2,443
Recognition of temporary differences	(1,332)	—
Effect of true-ups in prior year temporary and other differences	743	(356)
Income tax expense	$6,060	$1,183

Summary of Company's deferred income tax asset

	Years ended
	December 31
	2020	2019
Balance, beginning of the year	$823	$823
Recognized in net income (loss)	1,332	—
Recognized in other comprehensive income (loss)	(402)	—
Balance, end of the year	$1,753	$823

Schedule of aggregate amount of deductible temporary differences for which deferred income tax assets have not been recognized

	December 31, 2020	December 31, 2019
Royalty, stream and other interests	$2,492	$2,355
Financing costs and other	859	130
Non-capital losses	5,430	18,470
Total	$8,781	$20,955